Change in non-cash working capital balances related to operations	12 Months Ended
Dec. 31, 2011
Change in non-cash working capital balances related to operations [Abstract]
Change in non-cash working capital balances related to operations

11    Change in non-cash working capital balances related to operations

(in millions of Canadian dollars)	2011	2010	2009
(Use) source of cash:
Accounts receivable, net	$(69)	$(9)	$206
Materials and supplies	(15)	23	76
Other current assets	(8)	(1)	19
Accounts payable and accrued liabilities	116	(29)	(198)

Change in non-cash working capital	$24	$(16)	$103